Other Non-Operating Income (Details) - USD ($)				3 Months Ended
	May 25, 2022	Dec. 03, 2020	Oct. 24, 2020	Sep. 30, 2023	May 15, 2022	Jun. 30, 2021	Sep. 01, 2020	Jun. 01, 2020
Other Non-Operating Income (Details) [Line Items]
Sale of scrap
Stock Payable				$ 223,226
Transfered interest rate percentage	51.00%
Conversion of common stock	$ 300,041
Outsatanding amount received						$ 120,000
Fastbase Inc [Member]
Other Non-Operating Income (Details) [Line Items]
Loan amount		$ 10,000	$ 7,875		$ 37,000		$ 15,000	$ 30,215
Bearing interest rate		4.25%	4.25%		3.00%		4.25%
Accrued interest	30	$ 477	$ 506
Forgiveness of debt	37,030
Fastbase Inc [Member] | Loan Agreement [Member]
Other Non-Operating Income (Details) [Line Items]
Loan amount					$ 37,000
Bearing interest rate					3.00%
Accrued interest	30
Forgiveness of debt	$ 37,030
Fastbase Inc [Member] | Debt Conversion Agreement [Member]
Other Non-Operating Income (Details) [Line Items]
Transfered interest rate percentage	51.00%
Conversion of common stock	$ 300,041